SEMI-ANNUAL REPORT
                               MAY 31, 1999

                                [GRAPHIC OMITTED]

Mercury
Global
Balanced
Fund

      OF MERCURY ASSET
      MANAGEMENT FUNDS, INC.

                          --------------------
                           M  E  R  C  U  R  Y
                            ASSET  MANAGEMENT
                          --------------------

MERCURY MASTER
GLOBAL BALANCED PORTFOLIO

SECTOR REPRESENTATION OF EQUITIES AND
FIXED-INCOME SECURITIES
--------------------------------------------------------------------------------

As a Percentage of Net Assets as of May 31, 1999

A pie chart illustrating the following percentages

                                [GRAPHIC OMITTED]

Services                   16.6%
Finance                    11.0%
Consumer Goods             10.3%
Energy                      4.8%
Capital Equipment          10.9%
Materials                   0.8%
Government Obligations     36.8%
Cash Equivalent             8.8%

GEOGRAPHIC ASSET MIX
--------------------------------------------------------------------------------

As a Percentage of Net Assets as of May 31, 1999

A pie chart illustrating the following percentages

                                [GRAPHIC OMITTED]

Pacific Basin/Asia         12.0%
Europe                     34.2%
North America              53.8%


                 May 31, 1999   2   Mercury Global Balanced Fund

DEAR SHAREHOLDER

We are pleased to provide you with this first semi-annual report to shareholders for Mercury Global Balanced Fund. The Fund seeks a combination of long-term capital growth and current income primarily through investments in two segments--equities and bonds. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master Global Balanced Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Portfolio invests in a mix of stocks and high-quality bonds located in the United States and other developed countries. The Portfolio's neutral position consists of approximately 60% of its portfolio in stocks and 40% in bonds, although the Portfolio may vary each of these percentages as much as 15% in either direction based on current economic or market conditions. The Fund's investment guidelines restrict investment to countries within the benchmark indexes, prohibiting investment in emerging markets. Currency exposure within the fixed-income component of the Fund is normally hedged back into US dollars in order to protect returns to US dollar-based investors. The Fund's investment experience will correspond to the investment experience of the Portfolio. In this and future reports to shareholders, we will provide information on the Fund's performance, discuss our investment strategies, and highlight some of the Portfolio's holdings. Complete performance information can be found on page 6 of this report to shareholders.

Market Review

In the United States, there was a wide divergence in the performance of the broad market indexes, with the Standard & Poor's 500 Index and the technology-weighted NASDAQ both down for the period, while the Dow Jones Industrial Average reached a new all-time high. There were early signs that inflationary pressures may be building up in the economy with the Consumer Price Index for April rising 0.7%, well above the consensus estimate of 0.4% and the previous month's figure of 0.2%. The Federal Reserve Board responded with suggestions that it might be inclined to tighten its monetary policy, which indeed occurred after the close of the reporting period.

Further signs of an improvement in the world economy have continued to strengthen US cyclical stocks, especially the industrial-sensitive chemical and paper industries where some degree of pricing power is returning. Merger and acquisition activity is expected to remain robust, especially in the telecommunications area where the fight for Internet business will be a driving force. However, continued expansion of price/earnings multiples, which has been the driving force of the strong performance of many growth stocks, is unlikely to occur in an uncertain interest rate environment.

Continued weakness in the Japanese yen has resulted from a weak economy, the Federal Reserve Board's shift to a tightening bias, and the recent widening of the US/Japan long-term bond yield spread. A modest tightening of monetary policy ensued as the Bank of Japan cut its injection of overnight liquidity into the banking system. The decline in the yen and in Japanese bond yields had previously eased overall monetary conditions so this action is unlikely to have much economic impact, in our opinion. Moreover, Japan did not want to see a much weaker yen heading into the Group of Seven summit meetings held in mid-June 1999.

Japanese equity prices fell during the Fund's first weeks of operation in reaction to earnings announcements and US stock market and monetary policy stances. The volume of


                 May 31, 1999   3   Mercury Global Balanced Fund
shares traded fell substantially as foreign investors became increasingly disappointed at Japanese economic policies and the performance of its equity market. Domestic pension buying activity was also subdued. There were no significant policy announcements from Prime Minister Obuchi, although an additional Parliament may be convened to debate measures such as employment.

The most prominent occurrence in Europe during May was the European Union's (EU) decision to allow Italy to relax its budget deficit target from 2% of gross domestic product (GDP) to 2.4% of GDP. This has raised concerns that the EU's stability and growth pact, a cornerstone of European economic and monetary union, may already be cracking. If other member countries followed Italy's example, the euro, which reached an all-time low against the dollar, would be further damaged. However, despite these near-term difficulties, we still remain confident regarding the outlook for the single currency zone.

Portfolio Activities

Since inception (April 30, 1999) we began steadily making investments and by May 31, 1999 Mercury Master Global Balanced Portfolio was fully invested. Given prevailing uncertainties in world financial markets, we adopted a neutral position relative to the Fund's benchmark (which is comprised of the unmanaged Morgan Stanley Capital International World Index and the Salomon Smith Barney World Government Bond Index), in our balance between bonds and equities. This translates into a 60% allocation for equities and a 40% allocation for fixed-income securities as of May 31, 1999. Within the equity component of the Portfolio, we adopted a neutral stance toward Western markets and marginally underweighted Eastern markets. Approximately 32% of the Portfolio's assets were invested in North America, 20% in Europe, 6% in Japan and 1.5% in Asia Pacific.

Our investments in North America focused on high-quality industry leaders with a clear and differentiated competitive position and good earnings visibility. We established a position in Walgreen Co., a leading drug retailer with superior geographic location and a strong management record, which we expect to benefit from secular growth in pharmacy sales. General Electric Company was purchased as its management's long record of superior shareholder value creation and the company's world leadership in most of its businesses mean that it's well positioned to benefit from a pick up in global economic activity. We also purchased AT&T Corp. where new management has embarked on major restructuring, which has resulted in the company having leadership in the US cable industry and being at the forefront of delivering high bandwidth digital connectivity to the consumer.

The attractive secular long-term growth prospects of the European telecommunications industry, given the growing penetration of cellular use, led us to invest in companies such as Vodafone Group PLC, Mannesmann AG and Swisscom AG. Similarly, we made investments in the technology sector through positions in Nokia Oyj and Koninklijke (Royal) Philips Electronics NV, given the increasing application of cellular and other information systems.

The prospects for further corporate activity with the European financials sector led us to establish positions in Credit Suisse Group, Axa and Allianz AG. We also gained exposure to companies with an emphasis on restructuring and an increased focus on shareholder value such as Vivendi, Nestle SA and Siemens AG.


                 May 31, 1999   4   Mercury Global Balanced Fund

Major purchases in Japan included Toyota Motor Corporation, Japan's largest vehicle manufacturer, which is well placed to benefit from the nascent recovery in Asian economies, and has demonstrated its commitment to enhancing efficiency. We also bought Murata Manufacturing Co., Ltd., an electronic components company and Nippon Telegraph and Telephone Corporation (NTT), the domestic national telecommunications company.

Within the bond component of the Portfolio, we have been nearly fully invested for the entire period. We established overweight duration positions in the dollar bloc markets of the United States and Australia as we believed markets were discounting too much bad news. Over a third of the Portfolio's bond exposure was in the US market with investments being structured in the anticipation of a flatter yield curve. Within Europe, we also adopted an overweight duration stance as we saw the growth prospects in core Europe remained poor. The Portfolio's holdings were primarily in Germany, France, the Netherlands and Denmark. We established a neutral position in the United Kingdom. We avoided the Japanese bond market as we felt the deteriorating fiscal position would lead to an increasing supply of Japanese government bonds which would be difficult to place at the low yield levels. The Portfolio's fixed-income investments were predominantly government instruments with the exception of a small position in US Government agencies.

Investment Outlook

As long as economic growth in Europe continues to lag the rest of the world, pressure from the United States to restructure will intensify. The problems which need to be addressed are structural not cyclical, particularly in Germany which has the worst growth performance in the Eurozone. Consolidation in Europe is continuing at an encouraging pace, with corporate transactions including Olivetti SpA's agreed acquisition of Telecom Italia SpA.

We continue to believe that demographics, technology and an increase in merger and acquisition activity will continue to drive equity market valuations around the world. Therefore, the Portfolio holds major equity investment positions in industries benefiting from these trends such as healthcare, financial services, technology and a variety of potential European restructuring shares.

In Conclusion

We thank you for your investment in Mercury Global Balanced Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Jeffrey Peek                           /s/ Gary Lowe

Jeffrey Peek                               Gary Lowe
President                                  Portfolio Manager

July 16, 1999


                 May 31, 1999   5   Mercury Global Balanced Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" table assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

RECENT PERFORMANCE RESULTS*
--------------------------------------------------------------------------------
                                        Since Inception         Since Inception
                                         Total Return            Total Return
                                            Without                  With
                                         Sales Charge            Sales Charge
--------------------------------------------------------------------------------
Class I                                     -3.70%                  -8.76%

Class A                                     -3.80                   -8.85

Class B                                     -3.80                   -7.65

Class C                                     -3.80                   -4.76

* Sales charges to each class include maximum applicable sales charge as detailed above in "About Fund Performance." Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's inception date is 4/30/99.


                 May 31, 1999   6   Mercury Global Balanced Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of May 31, 1999
--------------------------------------------------------------------------------

MERCURY GLOBAL BALANCED FUND
================================================================================

Assets:

Investment in Mercury Master Global Balanced Portfolio, at value (identified
  cost--$437,881,019) (Note 1a)                                                 $ 422,830,449
Prepaid registration fee and other assets (Note 1d)                                   268,000
                                                                                -------------
Total assets                                                                      423,098,449
                                                                                -------------
---------------------------------------------------------------------------------------------

Liabilities:

Payable to distributor (Note 2)                                                       295,600
Payable to administrator (Note 2)                                                      63,995
Accrued expenses                                                                      361,525
                                                                                -------------
Total liabilities                                                                     721,120
                                                                                -------------
---------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                      $ 422,377,329
                                                                                =============
---------------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $0.0001 par value, 100,000,000
  shares authorized                                                             $         139
Class A Shares of Common Stock, $0.0001 par value, 100,000,000
  shares authorized                                                                       433
Class B Shares of Common Stock, $0.0001 par value, 100,000,000
  shares authorized                                                                     2,520
Class C Shares of Common Stock, $0.0001 par value, 100,000,000
  shares authorized                                                                     1,299
Paid-in capital in excess of par                                                  438,586,646
Undistributed investment income--net                                                  906,415
Undistributed realized capital losses on investments and foreign currency
  transactions from the Portfolio--net                                             (2,069,553)
Unrealized depreciation on investments and foreign currency transactions from
  the Portfolio--net                                                              (15,050,570)
                                                                                -------------
Net assets                                                                      $ 422,377,329
                                                                                =============
---------------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $13,357,522 and 1,387,712 shares
  outstanding                                                                   $        9.63
                                                                                =============
Class A--Based on net assets of $41,703,838 and 4,333,479 shares
  outstanding                                                                   $        9.62
                                                                                =============
Class B--Based on net assets of $242,369,109 and 25,199,994 shares
  outstanding                                                                   $        9.62
                                                                                =============
Class C--Based on net assets of $124,946,860 and 12,991,136 shares
  outstanding                                                                   $        9.62
                                                                                =============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                 May 31, 1999   7   Mercury Global Balanced Fund

STATEMENT OF OPERATIONS

For the Period April 30, 1999+ to May 31, 1999
--------------------------------------------------------------------------------

MERCURY GLOBAL BALANCED FUND
================================================================================

Investment Income (Notes 1b & 1c):

Investment income allocated from the Portfolio (net of $75,330
  foreign withholding tax)                                                     $  1,592,438
Expenses allocated from the Portfolio                                              (230,674)
                                                                               ------------
Net investment income from the Portfolio                                          1,361,764
                                                                               ------------
-------------------------------------------------------------------------------------------

Expenses:

Account maintenance and distribution fees--Class B (Note 2)     $    188,648
Account maintenance and distribution fees--Class C (Note 2)           98,677
Administration fee (Note 2)                                           66,224
Transfer agent fees--Class B (Note 2)                                 29,777
Registration fees (Note 1d)                                           27,559
Transfer agent fees--Class C (Note 2)                                 15,779
Account maintenance fees--Class A (Note 2)                             8,275
Transfer agent fees--Class A (Note 2)                                  4,787
Organization expenses                                                  4,603
Printing and shareholder reports                                       4,521
Professional fees                                                      3,374
Transfer agent fees--Class I (Note 2)                                  1,546
Accounting services (Note 2)                                             567
Other                                                                  1,012
                                                                ------------
Total expenses                                                                      455,349
                                                                               ------------
Investment income--net                                                              906,415
                                                                               ------------
-------------------------------------------------------------------------------------------

Realized & Unrealized Loss from the Portfolio--Net:

Realized loss from the Portfolio on:
  Investments--net                                                (1,202,719)
  Foreign currency transactions--net                                (866,834)    (2,069,553)
                                                                ------------
Unrealized depreciation on investments and foreign currency
  transactions from the Portfolio--net                                          (15,050,570)
                                                                               ------------
Net realized and unrealized loss on investments and foreign
  currency transactions from the Portfolio                                      (17,120,123)
                                                                               ------------
Net Decrease in Net Assets Resulting from Operations                           $(16,213,708)
                                                                               ============
-------------------------------------------------------------------------------------------

+  Commencement of operations.

   See Notes to Financial Statements.


                 May 31, 1999   8   Mercury Global Balanced Fund

STATEMENT OF CHANGES
IN NET ASSETS

For the Period April 30, 1999+ to May 31, 1999
--------------------------------------------------------------------------------

MERCURY GLOBAL BALANCED FUND
================================================================================

Increase (Decrease) in Net Assets:
--------------------------------------------------------------------------------

Operations:

Investment income--net                                                     $     906,415
Realized loss on investments and foreign currency transactions from the
  Portfolio--net                                                              (2,069,553)
Unrealized depreciation on investments and foreign currency transactions
  from the Portfolio--net                                                    (15,050,570)
                                                                           -------------
Net decrease in net assets resulting from operations                         (16,213,708)
                                                                           -------------
----------------------------------------------------------------------------------------

Capital Share Transactions (Note 4):

Net increase in net assets derived from capital share transactions           438,491,037
                                                                           -------------
----------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                                 422,277,329
Beginning of period                                                              100,000
                                                                           -------------
End of period*                                                             $ 422,377,329
                                                                           -------------
----------------------------------------------------------------------------------------

*  Undistributed investment income--net                                    $     906,415
                                                                           =============

+  Commencement of operations.

   See Notes to Financial Statements.


                 May 31, 1999   9   Mercury Global Balanced Fund

FINANCIAL HIGHLIGHTS

MERCURY GLOBAL BALANCED FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                    For the Period April 30, 1999+ to May 31, 1999
                                           ---------------------------------------------------------------
Increase (Decrease) in Net Asset Value:      Class I          Class A          Class B           Class C
----------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period       $     10.00      $     10.00      $     10.00       $     10.00
                                           ---------------------------------------------------------------
Investment income--net                             .03              .03              .02               .02
Realized and unrealized loss on
  investments and foreign currency
  transactions from the Portfolio--net            (.40)            (.41)            (.40)             (.40)
                                           ---------------------------------------------------------------
Total from investment operations                  (.37)            (.38)            (.38)             (.38)
                                           ---------------------------------------------------------------
Net asset value, end of period             $      9.63      $      9.62      $      9.62       $      9.62
                                           ===============================================================
----------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share               (3.70%)+++       (3.80%)+++       (3.80%)+++        (3.80%)+++
                                           ===============================================================
----------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses++                                        1.17%*           1.42%*           2.18%*            2.18%*
                                           ---------------------------------------------------------------
Investment income--net                            3.64%*           3.40%*           2.63%*            2.63%*
                                           ===============================================================
----------------------------------------------------------------------------------------------------------
Supplemental Data:

Net assets, end of period (in thousands)   $    13,357      $    41,704      $   242,369       $   124,947
                                           ===============================================================
----------------------------------------------------------------------------------------------------------

*   Annualized.

**  Total investment returns exclude the effects of sales loads.

+   Commencement of operations.

++  Includes the Fund's share of the Portfolio's allocated expenses.

+++ Aggregate total investment return.

    See Notes to Financial Statements.


                 May 31, 1999   10   Mercury Global Balanced Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY GLOBAL BALANCED FUND
================================================================================

1     Significant Accounting Policies:

      Mercury Global Balanced Fund (the "Fund") is part of Mercury Asset Management Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master Global Balanced Portfolio (the "Portfolio") of Mercury Asset Management Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. Prior to commencement of operations on April 30, 1999, the Fund had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of the Fund on April 21, 1999 to Mercury Asset Management International Ltd. ("Mercury International") for $100,000. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax


                 May 31, 1999   11   Mercury Global Balanced Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2     Transactions with Affiliates:

      The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      The Corporation has also entered into a Distribution Agreement and Distribution Plans with Mercury Funds Distributor ("MFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                               Account            Distribution
                                            Maintenance Fee           Fee
      ========================================================================
      Class A                                   0.25%                  --
      ------------------------------------------------------------------------
      Class B                                   0.25%                0.75%
      ------------------------------------------------------------------------
      Class C                                   0.25%                0.75%
      ------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongo ing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.


                 May 31, 1999   12   Mercury Global Balanced Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      For the period April 30, 1999 to May 31, 1999, MFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

                                                   MFD                 MLPF&S
      ==========================================================================
      Class A                                     $4,719             $1,881,319
      --------------------------------------------------------------------------

      For the period April 30, 1999 to May 31, 1999, MLPF&S received contingent deferred sales charges of $10,392 and $1,361 relating to transactions in Class B and Class C Shares, respectively.

      Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services are provided to the Fund by FAM at cost.

      Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, Mercury International, FAM, PSI, PFD, FDS, and/or ML & Co.

3     Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the period April 30, 1999 to May 31, 1999 were $438,591,037 and $2,229, respectively.

4     Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $438,491,037 for the period April 30, 1999 to May 31, 1999.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Period April 30, 1999+
      to May 31, 1999                            Shares            Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                              1,459,394            $14,570,689
      Shares redeemed                            (74,182)              (726,073)
                                             ----------------------------------
      Net increase                             1,385,212            $13,844,616
                                             ==================================
      --------------------------------------------------------------------------

+ Prior to April 30, 1999 (commencement of operations), the Fund issued 2,500 shares to Mercury International for $25,000.


                 May 31, 1999   13   Mercury Global Balanced Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Class A Shares for the Period April 30, 1999+
      to May 31, 1999                            Shares            Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                              4,407,278            $44,032,639
      Shares redeemed                            (76,299)              (753,195)
                                             ----------------------------------
      Net increase                             4,330,979            $43,279,444
                                             ==================================
      --------------------------------------------------------------------------

+ Prior to April 30, 1999 (commencement of operations), the Fund issued 2,500 shares to Mercury International for $25,000.

      Class B Shares for the Period April 30, 1999+
      to May 31, 1999                            Shares            Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                             25,510,649           $254,687,176
      Shares redeemed                           (313,155)            (3,081,190)
                                             ----------------------------------
      Net increase                            25,197,494           $251,605,986
                                             ==================================
      --------------------------------------------------------------------------

+ Prior to April 30, 1999 (commencement of operations), the Fund issued 2,500 shares to Mercury International for $25,000.

      Class C Shares for the Period April 30, 1999+
      to May 31, 1999                            Shares            Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                             13,145,967           $131,313,819
      Shares redeemed                           (157,331)            (1,552,828)
                                             ----------------------------------
      Net increase                            12,988,636           $129,760,991
                                             ==================================
      --------------------------------------------------------------------------

+ Prior to April 30, 1999 (commencement of operations), the Fund issued 2,500 shares to Mercury International for $25,000.


                 May 31, 1999   14   Mercury Global Balanced Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER GLOBAL BALANCED PORTFOLIO
================================================================================

                                                                                   In US Dollars
                                                                     ---------------------------------------
                    Shares Held/                                                       Value      Percent of
Industries          Face Amount               Investments                Cost        (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------

EUROPE
============================================================================================================
Belgium
Insurance                 24,704    Fortis AG 'B'                    $   840,283    $   793,832       0.2%
------------------------------------------------------------------------------------------------------------
Utilities--                2,583    Electrabel SA                        826,768        796,004       0.2
Electric & Gas
------------------------------------------------------------------------------------------------------------
                                    Total Investments in Belgium       1,667,051      1,589,836       0.4
------------------------------------------------------------------------------------------------------------
Denmark

Foreign            DKR47,600,000    Kingdom of Denmark, 6%
Government                          due 11/15/2009                     7,811,178      7,485,399       1.8
Obligations
------------------------------------------------------------------------------------------------------------
                                    Total Investments in Denmark       7,811,178      7,485,399       1.8
------------------------------------------------------------------------------------------------------------
Finland

Electrical &              49,097    Nokia Oyj                          3,792,148      3,499,094       0.8
Electronics
------------------------------------------------------------------------------------------------------------
                                    Total Investments in Finland       3,792,148      3,499,094       0.8
------------------------------------------------------------------------------------------------------------
France

Banking                    9,998    Compagnie Financiere de
                                    Paribas (CFP)                      1,074,266      1,086,583       0.3
                           7,387    Credit Commercial de France          798,389        814,398       0.2
                           5,929    Societe Generale 'A'               1,072,028      1,079,309       0.2
                                                                     ---------------------------------------
                                                                       2,944,683      2,980,290       0.7
------------------------------------------------------------------------------------------------------------
Business/                 25,364    Vivendi                            1,953,547      1,881,882       0.4
Public                    24,444    Vivendi (Rights) (a)                       0         25,289       0.0
Services                                                             ---------------------------------------
                                                                       1,953,547      1,907,171       0.4
------------------------------------------------------------------------------------------------------------
Energy                     2,965    Elf Aquitaine SA                     466,628        430,061       0.1
Sources                    8,674   +Total SA 'B'                       1,181,644      1,055,994       0.2
                                                                     ---------------------------------------
                                                                       1,648,272      1,486,055       0.3
------------------------------------------------------------------------------------------------------------
Foreign         (euro)10,450,000    French Btan, 4.50%
Government                          due 7/12/2002                     11,584,491     11,371,038       2.7
Obligations     (euro) 6,800,000    French OAT, 5.25%
                                    due 4/25/2008                      7,952,818      7,684,499       1.8
                                                                     ---------------------------------------
                                                                      19,537,309     19,055,537       4.5
------------------------------------------------------------------------------------------------------------
Insurance                 13,285    Axa                                1,724,762      1,534,052       0.4
------------------------------------------------------------------------------------------------------------
Leisure/                   6,039    Accor SA                           1,586,938      1,484,290       0.4
Tourism
------------------------------------------------------------------------------------------------------------
Merchandising              9,881    Pinault-Printemps-Redoute SA       1,626,250      1,686,178       0.4
------------------------------------------------------------------------------------------------------------
                                    Total Investments in France       31,021,761     30,133,573       7.1
------------------------------------------------------------------------------------------------------------


                 May 31, 1999   15   Mercury Global Balanced Fund

                                                                                   In US Dollars
                                                                     ---------------------------------------
                    Shares Held/                                                       Value      Percent of
Industries          Face Amount               Investments                Cost        (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------

EUROPE (continued)
============================================================================================================
Germany

Automobiles                4,282    DaimlerChrysler AG              $    422,034     $    370,281       0.1%
                          17,567    Volkswagen AG (Preferred)            742,844          624,156       0.1
                                                                    ----------------------------------------
                                                                       1,164,878          994,437       0.2
------------------------------------------------------------------------------------------------------------
Banking                   13,395    Deutsche Bank AG                     776,168          699,889       0.2
                          19,214    HypoVereinsbank                    1,258,248        1,040,073       0.2
                                                                    ----------------------------------------
                                                                       2,034,416        1,739,962       0.4
------------------------------------------------------------------------------------------------------------
Chemicals                 10,101    Bayer AG                             426,774          393,722       0.1
------------------------------------------------------------------------------------------------------------
Electrical &              35,025    Siemens AG                         2,603,342        2,360,773       0.6
Electronics
------------------------------------------------------------------------------------------------------------
For-            (euro)10,500,000    Bundesobligation, 5%
eign                                due 8/20/2001                     11,652,190       11,471,529       2.7
Govern-                             Bundesrepublic Deutschland:
ment            (euro) 9,300,000      6.75% due 7/15/2004             11,488,890       11,206,791       2.7
Obliga-         (euro) 9,000,000      6.875% due 5/12/2005            11,304,982       11,011,280       2.6
tions           (euro) 5,800,000      6.50% due 7/04/2027              7,683,222        7,290,898       1.7
                                                                    ----------------------------------------
                                                                      42,129,284       40,980,498       9.7
------------------------------------------------------------------------------------------------------------
Insurance                  5,160    Allianz AG (Registered Shares)     1,645,158        1,412,756       0.3
------------------------------------------------------------------------------------------------------------
Telecom-                  15,800    Mannesmann AG                      2,092,451        2,162,941       0.5
munications
------------------------------------------------------------------------------------------------------------
Transpor-                 36,342    Deutsche Lufthansa AG
tation--Airlines                    (Registered Shares)                  845,293          782,334       0.2
------------------------------------------------------------------------------------------------------------
                                    Total Investments in
                                    Germany                           52,941,596       50,827,423      12.0
------------------------------------------------------------------------------------------------------------
Italy
Banking                  274,162    Unicredito Italiano SpA            1,404,721        1,292,112       0.3
------------------------------------------------------------------------------------------------------------
Broad-                   384,781    Seat Pagine Gialle SpA               518,447          524,735       0.1
casting &
Publishing
------------------------------------------------------------------------------------------------------------
Business/          (euro)753,948    Tecnost International NV,
Public                              0% due 6/23/2004 (b)                 805,062          794,178       0.2
Services                 155,989    Tecnost SpA                          362,634          363,509       0.1
                                                                    ----------------------------------------
                                                                       1,167,696        1,157,687       0.3
------------------------------------------------------------------------------------------------------------
Energy                   133,952    ENI SpA                              881,054          838,479       0.2
Sources
------------------------------------------------------------------------------------------------------------
Telecom-                 214,433    Telecom Italia Mobile
munications                         (TIM) SpA                          1,302,665        1,263,825       0.3
------------------------------------------------------------------------------------------------------------
                                    Total Investments in Italy         5,274,583        5,076,838       1.2
------------------------------------------------------------------------------------------------------------


                 May 31, 1999   16   Mercury Global Balanced Fund

                                                                                   In US Dollars
                                                                    ----------------------------------------
                    Shares Held/                                                       Value      Percent of
Industries          Face Amount               Investments                Cost        (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------

EUROPE (continued)
============================================================================================================
Netherlands
Broadcasting              74,442    Elsevier NV                     $  1,115,549     $    945,171       0.3%
& Publishing              22,115    Wolters Kluwer NV 'A'                972,591          890,897       0.2
                                                                    ----------------------------------------
                                                                       2,088,140        1,836,068       0.5
------------------------------------------------------------------------------------------------------------
Chemicals                 19,214    Akzo Nobel NV                        884,369          799,129       0.2
------------------------------------------------------------------------------------------------------------
Electrical &              18,775   +Koninklijke (Royal) Philips
Electronics                         Electronics NV                     1,643,669        1,613,735       0.4
------------------------------------------------------------------------------------------------------------
Energy                    30,894    Royal Dutch Petroleum
Sources                             Company                            1,805,073        1,723,978       0.4
------------------------------------------------------------------------------------------------------------
Food &                    27,449    Unilever NV 'A'                    2,061,261        1,828,618       0.4
Household
Products
------------------------------------------------------------------------------------------------------------
For-             (euro)7,600,000    Netherlands Government
eign                                Bonds, 3.75% due
Government                          7/15/2009                          7,903,073        7,588,581       1.8
Obligations
------------------------------------------------------------------------------------------------------------
Insurance                 34,257    ING Groep NV                       2,085,872        1,834,676       0.4
------------------------------------------------------------------------------------------------------------
                                    Total Investments in the
                                    Netherlands                       18,471,457       17,224,785       4.1
------------------------------------------------------------------------------------------------------------
Spain

Banking                   47,322    Banco Santander Central
                                    Hispano, SA                        1,031,012          989,030       0.2
------------------------------------------------------------------------------------------------------------
Telecom-                  24,200   +Telefonica, SA                     1,143,277        1,162,788       0.3
munications
------------------------------------------------------------------------------------------------------------
                                    Total Investments in Spain         2,174,289        2,151,818       0.5
------------------------------------------------------------------------------------------------------------
Sweden

Appliances &              54,070    Electrolux AB 'B'                  1,107,397        1,049,872       0.2
Household
Durables
------------------------------------------------------------------------------------------------------------
Electrical &              15,811    Telefonaktiebolaget
Electronics                         LM Ericsson 'B'                      420,374          423,163       0.1
------------------------------------------------------------------------------------------------------------
                                    Total Investments in Sweden        1,527,771        1,473,035       0.3
------------------------------------------------------------------------------------------------------------
Switzerland

Banking                    7,356    Credit Suisse Group
                                    (Registered Shares)                1,455,954        1,281,617       0.3
                           5,490    UBS AG (Registered Shares)         1,867,372        1,595,385       0.4
                                                                    ----------------------------------------
                                                                       3,323,326        2,877,002       0.7
------------------------------------------------------------------------------------------------------------
Business/                  1,958    Adecco SA (Registered
Public Services                     Shares)                              989,819        1,028,561       0.2
------------------------------------------------------------------------------------------------------------


                 May 31, 1999   17   Mercury Global Balanced Fund

                                                                                   In US Dollars
                                                                    ----------------------------------------
                    Shares Held/                                                       Value      Percent of
Industries          Face Amount               Investments                Cost        (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------

EUROPE (continued)
============================================================================================================
Switzerland (concluded)

Food &                       601    Nestle SA
Household                           (Registered Shares)             $  1,116,745     $  1,084,645       0.3%
Products
------------------------------------------------------------------------------------------------------------
Health &                     864    Novartis AG
Personal Care                       (Registered Shares)                1,275,279        1,258,793       0.3
                             114    Roche Holding AG                   1,341,844        1,211,203       0.3
                                                                    ----------------------------------------
                                                                       2,617,123        2,469,996       0.6
------------------------------------------------------------------------------------------------------------
Telecom-                   3,572    Swisscom AG (Registered
munications                         Shares)                            1,293,645        1,291,650       0.3
------------------------------------------------------------------------------------------------------------
                                    Total Investments in
                                    Switzerland                        9,340,658        8,751,854       2.1
------------------------------------------------------------------------------------------------------------
United Kingdom

Aerospace &              188,849    British Aerospace PLC              1,417,555        1,245,070       0.3
Military
Technology
------------------------------------------------------------------------------------------------------------
Banking                   45,126    Barclays PLC                       1,442,806        1,367,801       0.3
                          11,528    HSBC Holdings PLC                    431,535          384,863       0.1
                         177,870    Lloyds TSB Group PLC               2,860,670        2,349,645       0.6
                                                                    ----------------------------------------
                                                                       4,735,011        4,102,309       1.0
------------------------------------------------------------------------------------------------------------
Beverages &              137,899    British American Tobacco PLC       1,199,493        1,253,062       0.3
Tobacco                   67,415    Diageo PLC                           783,403          708,658       0.2
                                                                    ----------------------------------------
                                                                       1,982,896        1,961,720       0.5
------------------------------------------------------------------------------------------------------------
Energy                   139,441    BP Amoco PLC                       2,654,696        2,493,959       0.6
Sources
------------------------------------------------------------------------------------------------------------
For-            (pound)6,250,000    United Kingdom Gilt, 7.75%
eign                                due 9/08/2006                     11,891,862       11,583,761       2.7
Government
Obligations
------------------------------------------------------------------------------------------------------------
Health &                  25,363    AstraZeneca Group PLC                997,651        1,007,565       0.2
Personal                  85,421    Glaxo Wellcome PLC                 2,541,227        2,396,317       0.6
Care                     107,601    SmithKline Beecham PLC             1,425,218        1,402,446       0.3
                                                                    ----------------------------------------
                                                                       4,964,096        4,806,328       1.1
------------------------------------------------------------------------------------------------------------
Insurance                 86,300    Allied Zurich PLC                  1,196,269        1,099,941       0.3
                          73,328    CGU PLC                            1,164,306        1,070,805       0.2
                                                                    ----------------------------------------
                                                                       2,360,575        2,170,746       0.5
------------------------------------------------------------------------------------------------------------
Merchan-                  44,906    Dixons Group PLC                     957,800          806,038       0.2
dising                    28,877    Kingfisher PLC                       431,898          362,736       0.1
                                                                    ----------------------------------------
                                                                       1,389,698        1,168,774       0.3
------------------------------------------------------------------------------------------------------------


                 May 31, 1999   18   Mercury Global Balanced Fund

                                                                                   In US Dollars
                                                                    ----------------------------------------
                    Shares Held/                                                       Value      Percent of
Industries          Face Amount               Investments                Cost        (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------

EUROPE (concluded)
============================================================================================================
United Kingdom (concluded)

Telecom-                 103,400    British Telecommunications
munications                         PLC                             $  1,741,400     $  1,723,522       0.4%
                          93,548    Cable & Wireless PLC               1,329,860        1,153,376       0.3
                         104,846    Vodafone Group PLC                 1,970,709        1,996,086       0.5
                                                                    ----------------------------------------
                                                                       5,041,969        4,872,984       1.2
------------------------------------------------------------------------------------------------------------
Transpor-                115,835    The Peninsular and Oriental
tation--                            Steam Navigation Company           1,702,187        1,691,532       0.4
Shipping
------------------------------------------------------------------------------------------------------------
Utilities--              221,678    BG PLC                             1,263,053        1,218,369       0.3
Electric &                87,837    National Grid Group PLC              616,074          596,333       0.1
Gas                                                                 ----------------------------------------
                                                                       1,879,127        1,814,702       0.4
------------------------------------------------------------------------------------------------------------
                                    Total Investments in the
                                    United Kingdom                    40,019,672       37,911,885       9.0
------------------------------------------------------------------------------------------------------------
                                    Total Investments in Europe      174,042,164      166,125,540      39.3
------------------------------------------------------------------------------------------------------------

NORTH AMERICA
============================================================================================================
Canada

For-                 C$6,100,000    Canada Government Bond,
eign                                7% due 12/01/2006                  4,693,146        4,540,881       1.1
Government
Obligations
------------------------------------------------------------------------------------------------------------
                                    Total Investments in Canada        4,693,146        4,540,881       1.1
------------------------------------------------------------------------------------------------------------
United States

Aerospace &               29,900    The Boeing Company                 1,336,804        1,263,275       0.3
Military                  65,800    United Technologies
Technology                          Corporation                        4,927,405        4,083,713       1.0
                                                                    ----------------------------------------
                                                                       6,264,209        5,346,988       1.3
------------------------------------------------------------------------------------------------------------
Automobiles               25,300    Ford Motor Company                 1,651,913        1,443,681       0.3
                          12,480    Safra Republic Holdings              834,706          826,800       0.2
                                                                    ----------------------------------------
                                                                       2,486,619        2,270,481       0.5
------------------------------------------------------------------------------------------------------------
Banking                   23,200    Bank One Corporation               1,402,158        1,312,250       0.3
                          43,200    Fleet Financial Group, Inc.        1,898,904        1,776,600       0.4
                          72,000    Mellon Bank Corporation            2,704,252        2,569,500       0.6
                          48,800    U.S. Bancorp                       1,810,534        1,586,000       0.4
                                                                    ----------------------------------------
                                                                       7,815,848        7,244,350       1.7
------------------------------------------------------------------------------------------------------------
Beverages &               64,900    PepsiCo, Inc.                      2,405,129        2,324,231       0.5
Tobacco
------------------------------------------------------------------------------------------------------------


                 May 31, 1999   19   Mercury Global Balanced Fund

                                                                                   In US Dollars
                                                                    ----------------------------------------
                         Shares                                                        Value      Percent of
Industries                Held                Investments                Cost        (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------

NORTH AMERICA (continued)
============================================================================================================
United States (continued)

Business/                 84,000   +Microsoft Corporation           $  6,984,479     $  6,777,750       1.6%
Public Services
------------------------------------------------------------------------------------------------------------
Data                      26,600   +Cisco Systems, Inc.                3,028,225        2,897,738       0.7
Processing &              25,700   +EMC Corporation                    2,833,045        2,560,363       0.6
Reproduction              18,800    International Business
                                    Machines Corporation               1,995,811        2,186,675       0.5
                           4,500   +Yahoo! Inc.                          795,496          665,438       0.2
                                                                    ----------------------------------------
                                                                       8,652,577        8,310,214       2.0
------------------------------------------------------------------------------------------------------------
Electrical &              58,300    General Electric Company           6,357,683        5,928,381       1.4
Electronics
------------------------------------------------------------------------------------------------------------
Electronic                17,100   +America Online, Inc.               2,480,784        2,041,313       0.5
Components/               59,400   +Dell Computer Corporation          2,507,765        2,041,875       0.5
Instruments               34,800   +Nextel Communications, Inc.
                                    (Class A)                          1,345,093        1,281,075       0.3
                          30,300    Texas Instruments
                                    Incorporated                       3,196,313        3,314,063       0.8
                           5,700   +Uniphase Corporation                 785,348          765,581       0.1
                                                                    ----------------------------------------
                                                                      10,315,303        9,443,907       2.2
------------------------------------------------------------------------------------------------------------
Energy                    48,100    Exxon Corporation                  4,016,521        3,841,988       0.9
Sources                   43,700    Mobil Corporation                  4,600,682        4,424,625       1.0
                          29,800    Texaco Inc.                        1,906,172        1,951,900       0.5
                                                                    ----------------------------------------
                                                                      10,523,375       10,218,513       2.4
------------------------------------------------------------------------------------------------------------
Financial                 27,500    American Express Company           3,674,793        3,332,656       0.8
Services                  38,100    Citigroup Inc.                     2,898,895        2,524,125       0.6
                           5,900   +The Goldman Sachs
                                    Group, Inc.                          408,043          400,831       0.1
                          13,600    Providian Financial
                                    Corporation                        1,737,069        1,304,750       0.3
                                                                    ----------------------------------------
                                                                       8,718,800        7,562,362       1.8
------------------------------------------------------------------------------------------------------------
Food &                   100,500    The Dial Corporation               3,473,042        3,140,625       0.8
Household                 14,600    The Procter & Gamble
Products                            Company                            1,370,861        1,363,275       0.3
                                                                    ----------------------------------------
                                                                       4,843,903        4,503,900       1.1
------------------------------------------------------------------------------------------------------------
Health &                  45,000    Bristol-Myers Squibb Company       2,890,076        3,088,125       0.7
Personal                  12,900    The Estee Lauder Companies
Care                                Inc. (Class A)                     1,223,131        1,177,125       0.3
                          21,200    Johnson & Johnson                  2,032,999        1,963,650       0.5
                          34,400    Merck & Co., Inc.                  2,442,991        2,322,000       0.6
                          21,700    Pfizer Inc.                        2,520,115        2,321,900       0.5
                           9,500    Schering-Plough Corporation          460,052          428,094       0.1
                          28,600    Tyco International Ltd.            2,368,913        2,498,925       0.6
                                                                    ----------------------------------------
                                                                      13,938,277       13,799,819       3.3
------------------------------------------------------------------------------------------------------------


                 May 31, 1999   20   Mercury Global Balanced Fund

                                                                                   In US Dollars
                                                                    ----------------------------------------
                    Shares Held/                                                       Value      Percent of
Industries          Face Amount               Investments                Cost        (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------

NORTH AMERICA (concluded)
============================================================================================================
United States (concluded)

Insurance                 33,300    The Allstate Corporation        $  1,234,301     $  1,213,369       0.3%
                          31,900    American International
                                    Group, Inc.                        3,766,673        3,646,569       0.8
                                                                    ----------------------------------------
                                                                       5,000,974        4,859,938       1.1
------------------------------------------------------------------------------------------------------------
Machinery &               43,200    Case Corporation                   1,534,608        2,030,400       0.5
Engineering
------------------------------------------------------------------------------------------------------------
Merchandising             33,000    The Home Depot, Inc.               1,983,375        1,876,875       0.4
                          28,300   +Kohl's Corporation                 1,914,922        1,929,706       0.5
                          47,800   +The Kroger Co.                     2,618,721        2,799,288       0.7
                          29,000    Lowe's Companies, Inc.             1,551,195        1,506,188       0.3
                          96,200    Wal-Mart Stores, Inc.              4,438,088        4,100,525       1.0
                         171,900    Walgreen Co.                       4,678,536        3,996,675       0.9
                                                                    ----------------------------------------
                                                                      17,184,837       16,209,257       3.8
------------------------------------------------------------------------------------------------------------
Telecom-                  49,900    AT&T Corp.                         2,668,285        2,769,450       0.7
munications               27,000   +Airtouch Communications, Inc.      2,577,998        2,713,500       0.7
                          32,500    Bell Atlantic Corporation          1,896,531        1,779,375       0.4
                          40,100   +MCI WorldCom Inc.                  3,380,043        3,461,131       0.8
                          24,300    SBC Communications Inc.            1,368,247        1,242,338       0.3
                          30,800    Sprint Corp. (FON Group)           3,225,710        3,472,700       0.8
                          29,200   +Sprint Corp. (PCS Group)           1,282,332        1,314,000       0.3
                                                                    ----------------------------------------
                                                                      16,399,146       16,752,494       4.0
------------------------------------------------------------------------------------------------------------
US                  US$8,000,000    Federal National Mortgage
Govern-                             Association, 5.25%
ment                                due 1/15/2009                      7,499,600        7,432,480       1.8
Agency
Obligations
------------------------------------------------------------------------------------------------------------
US                                  US Treasury Bonds:
Govern-             US$5,900,000      11.625% due 11/15/2004           7,681,062        7,493,944       1.8
ment                US$6,100,000      10.75% due 8/15/2005             7,855,656        7,651,657       1.8
Obliga-             US$7,300,000      11.75% due 11/15/2014           10,855,328       10,513,168       2.5
tions               US$8,100,000      8% due 11/15/2021               10,190,187        9,940,239       2.3
                                    US Treasury Notes:
                    US$4,750,000      5% due 2/28/2001                 4,747,773        4,718,080       1.1
                    US$8,400,000      5% due 4/30/2001                 8,349,469        8,340,948       2.0
                                                                    ----------------------------------------
                                                                      49,679,475       48,658,036      11.5
------------------------------------------------------------------------------------------------------------
                                    Total Investments in the
                                    United States                    186,604,842      179,673,501      42.5
------------------------------------------------------------------------------------------------------------
                                    Total Investments in
                                    North America                    191,297,988      184,214,382      43.6
------------------------------------------------------------------------------------------------------------


                 May 31, 1999   21   Mercury Global Balanced Fund

                                                                                   In US Dollars
                                                                    ----------------------------------------
                    Shares Held/                                                       Value      Percent of
Industries          Face Amount               Investments                Cost        (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------

PACIFIC BASIN/ASIA
============================================================================================================
Australia

Banking                   89,000    Colonial Limited                   $ 334,509        $ 318,484       0.1%
                          34,000    Commonwealth Bank of
                                    Australia                            605,364          547,840       0.1
                                                                    ----------------------------------------
                                                                         939,873          866,324       0.2
------------------------------------------------------------------------------------------------------------
Beverages &              113,000    Foster's Brewing Group
Tobacco                             Limited                              329,042          320,833       0.1
------------------------------------------------------------------------------------------------------------
Business/                 11,000    Brambles Industries Limited          312,358          294,109       0.1
Public Services
------------------------------------------------------------------------------------------------------------
Electrical &             119,000    Telstra Corporation Limited          640,546          590,102       0.1
Electronics
------------------------------------------------------------------------------------------------------------
For-                A$10,400,000    Australian Government Bonds,
eign                                7.50% due 9/15/2009                7,965,084        7,553,990       1.8
Government
Obligations
------------------------------------------------------------------------------------------------------------
Merchan-                  44,000    Coles Myer Limited                   233,900          230,653       0.1
dising
------------------------------------------------------------------------------------------------------------
Metals/                   31,000    Rio Tinto Limited                    531,817          436,024       0.1
Non-Ferrous
------------------------------------------------------------------------------------------------------------
Recreation                29,000    TABCORP Holdings Limited             232,406          202,239       0.0
& Other
Consumer
Goods
------------------------------------------------------------------------------------------------------------
                                    Total Investments in
                                    Australia                         11,185,026       10,494,274       2.5
------------------------------------------------------------------------------------------------------------
Hong Kong

Industrial                74,000    Hutchison Whampoa Limited            680,379          615,553       0.2
Components
------------------------------------------------------------------------------------------------------------
Transpor-                309,000    Cathay Pacific Airways               512,618          470,235       0.1
tation--Airlines
------------------------------------------------------------------------------------------------------------
Utilities--              418,000    Hong Kong and China Gas
Electric & Gas                      Company Ltd.                         612,028          592,984       0.1
------------------------------------------------------------------------------------------------------------
                                    Total Investments in
                                    Hong Kong                          1,805,025        1,678,772       0.4
------------------------------------------------------------------------------------------------------------


                 May 31, 1999   22   Mercury Global Balanced Fund

                                                                                   In US Dollars
                                                                    ----------------------------------------
                         Shares                                                        Value      Percent of
Industries                Held                Investments                Cost        (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------

PACIFIC BASIN/ASIA (continued)
============================================================================================================
Japan

Appliances &              13,000    Sony Corporation                $  1,208,630     $  1,223,529       0.3%
Household
Durables
------------------------------------------------------------------------------------------------------------
Automobiles               52,000    Toyota Motor Corporation           1,525,577        1,421,707       0.3
------------------------------------------------------------------------------------------------------------
Banking                   59,000    The Bank of
                                    Tokyo-Mitsubishi, Ltd.               889,959          791,881       0.2
                          77,000    The Sumitomo Bank, Ltd.            1,076,843          933,314       0.2
                                                                    ----------------------------------------
                                                                       1,966,802        1,725,195       0.4
------------------------------------------------------------------------------------------------------------
Beverages &                   73    Japan Tobacco, Inc.                  764,784          731,814       0.2
Tobacco
------------------------------------------------------------------------------------------------------------
Chemicals                157,000    Asahi Chemical Industry
                                    Co., Ltd.                            954,720          853,289       0.2
------------------------------------------------------------------------------------------------------------
Data                      81,000    Fujitsu Limited                    1,391,219        1,355,592       0.3
Processing &
Reproduction
------------------------------------------------------------------------------------------------------------
Electrical &                  80    NTT Data Corporation                 624,835          532,891       0.1
Electronics
------------------------------------------------------------------------------------------------------------
Electronic                19,000    Murata Manufacturing
Components/                         Co., Ltd.                          1,114,025        1,049,959       0.3
Instruments
------------------------------------------------------------------------------------------------------------
Financial                 80,000    The Nomura Securities
Services                            Co., Ltd.                            870,081          799,337       0.2
------------------------------------------------------------------------------------------------------------
Food &                    45,000    Kao Corporation                    1,118,143        1,237,780       0.3
Household
Products
------------------------------------------------------------------------------------------------------------
Health &                  29,000    Takeda Chemical Industries         1,303,838        1,290,224       0.3
Personal Care
------------------------------------------------------------------------------------------------------------
Industrial                37,000    Bridgestone Corp.                    988,604          971,748       0.2
Components
------------------------------------------------------------------------------------------------------------
Machinery &               31,000    Komori Corporation                   563,229          530,365       0.1
Engineering              247,000    Sumitomo Heavy
                                    Industries, Ltd.                     595,398          572,991       0.2
                                                                    ----------------------------------------
                                                                       1,158,627        1,103,356       0.3
------------------------------------------------------------------------------------------------------------


                 May 31, 1999   23   Mercury Global Balanced Fund

                                                                                   In US Dollars
                                                                    ----------------------------------------
                         Shares                                                        Value      Percent of
Industries                Held                Investments                Cost        (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------

PACIFIC BASIN/ASIA (concluded)
============================================================================================================
Japan (concluded)

Merchan-                  18,000    Tokyo Electron Limited          $  1,008,491     $    994,698       0.2%
dising
------------------------------------------------------------------------------------------------------------
Metals--                 441,000    Nippon Steel Corporation           1,030,465          928,036       0.2
Steel
------------------------------------------------------------------------------------------------------------
Real Estate               96,000    Mitsubishi Estate Company,
                                    Limited                            1,002,907          914,664       0.2
------------------------------------------------------------------------------------------------------------
Telecom-                      21    NTT Mobile Communication
munications                         Network, Inc.                      1,246,606        1,150,041       0.3
                             176    Nippon Telegraph &
                                    Telephone Corporation (NTT)        1,903,589        1,720,630       0.4
                                                                    ----------------------------------------
                                                                       3,150,195        2,870,671       0.7
------------------------------------------------------------------------------------------------------------
Textiles &               197,000    Toray Industries, Inc.               987,865          958,070       0.2
Apparel                    9,300    World Co., Ltd.                      531,143          564,780       0.2
                                                                    ----------------------------------------
                                                                       1,519,008        1,522,850       0.4
------------------------------------------------------------------------------------------------------------
Utilities--               35,000    Tokyo Electric Power                 764,908          764,085       0.2
Electric & Gas
------------------------------------------------------------------------------------------------------------
                                    Total Investments in Japan        23,465,859       22,291,425       5.3
------------------------------------------------------------------------------------------------------------
Singapore

Broad-                    28,000    Singapore Press Holdings Ltd.        406,033          383,184       0.1
casting &
Publishing
------------------------------------------------------------------------------------------------------------
Transpor-                 29,000    Singapore Airlines Ltd.
tation--Airlines                    'Foreign'                            275,284          258,974       0.0
------------------------------------------------------------------------------------------------------------
                                    Total Investments in Singapore       681,317          642,158       0.1
------------------------------------------------------------------------------------------------------------
                                    Total Investments in the
                                    Pacific Basin/Asia                37,137,227       35,106,629       8.3
------------------------------------------------------------------------------------------------------------


                 May 31, 1999   24   Mercury Global Balanced Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                   In US Dollars
                                                                    ----------------------------------------
                       Face                 Short-Term                                 Value      Percent of
                      Amount                Securities                   Cost        (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------
Commercial         US$10,000,000    General Electric
Paper*                              Capital Corp., 4.93%
                                    due 6/01/1999                   $  9,995,892     $  9,995,892       2.4%
                       9,721,000    General Motors
                                    Acceptance Corp.,
                                    4.94% due 6/01/1999                9,716,998        9,716,998       2.3
------------------------------------------------------------------------------------------------------------
                                    Total Investments in
                                    Commercial Paper                  19,712,890       19,712,890       4.7
------------------------------------------------------------------------------------------------------------
US Government                       US Treasury Bills:
Obligations*           4,243,000      4.37% due
                                      6/10/1999                        4,236,798        4,236,798       1.0
                       1,920,000      4.41% due
                                      6/24/1999                        1,912,866        1,912,866       0.4
                       1,260,000      4.255% due
                                      7/01/1999                        1,255,085        1,255,085       0.3
------------------------------------------------------------------------------------------------------------
                                    Total Investments in
                                    US Government
                                    Obligations                        7,404,749        7,404,749       1.7
                                                                    ========================================
------------------------------------------------------------------------------------------------------------
                                    Total Investments in
                                    Short-Term Securities             27,117,639       27,117,639       6.4
                                                                    ========================================
------------------------------------------------------------------------------------------------------------
                                    Total Investments               $429,595,018      412,564,190      97.6
                                                                    ============
                                    Unrealized Appreciation on
                                    Forward Foreign Exchange Contracts**                2,012,835       0.5

                                    Other Assets Less Liabilities                       8,253,520       1.9
                                                                                     -----------------------
                                    Net Assets                                       $422,830,545     100.0%
                                                                                     =======================
------------------------------------------------------------------------------------------------------------

(a)   The rights may be exercised until 6/07/1999.
(b)   As of May 31, 1999, the coupon rate has not been determined.
+     Non-income producing security.
* Commercial Paper and certain US Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
**    Forward foreign exchange contracts as of May 31, 1999 were as follows:

-------------------------------------------------------------------------------
                                                                    Unrealized
Foreign                                  Expiration                Depreciation
Currency Purchased                          Date                     (Note 1b)
--------------------------------------------------------------------------------
(euro) 848,000                           July 1999                   $  (18,075)
-------------------------------------------------------------------------------
(US$ Commitment--$907,614)                                           $  (18,075)
                                                                     ----------
-------------------------------------------------------------------------------
                                                                     Unrealized
Foreign                                  Expiration                 Appreciation
Currency Sold                               Date                      (Note 1b)
-------------------------------------------------------------------------------
A$      11,960,000                       July 1999                   $   63,029
C$       6,950,000                       July 1999                       53,606
Dkr     55,900,000                       July 1999                      163,309
(euro)  67,650,000                       July 1999                    1,553,582
(pound)  7,350,000                       July 1999                      197,384
-------------------------------------------------------------------------------
(US$ Commitment--$105,196,684)                                       $2,030,910
                                                                     ----------
-------------------------------------------------------------------------------
Total Unrealized Appreciation on
Forward Foreign Exchange
Contracts--Net                                                       $2,012,835
                                                                     ==========
-------------------------------------------------------------------------------

      See Notes to Financial Statements.


                 May 31, 1999   25   Mercury Global Balanced Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of May 31, 1999
--------------------------------------------------------------------------------

MERCURY MASTER GLOBAL BALANCED PORTFOLIO
=============================================================================================
Assets:
Investments, at value (identified cost--$429,595,018) (Note 1a)                  $412,564,190
Unrealized appreciation on forward foreign exchange contracts (Note 1b)             2,012,835
Foreign cash (Note 1c)                                                              2,157,587
Receivables:
    Securities sold                                          $ 5,555,537
    Interest                                                   3,111,580
    Contributions                                              2,251,647
    Dividends                                                    513,033           11,431,797
                                                             -----------
Prepaid expenses and other assets                                                      10,007
                                                                                 ------------
Total assets                                                                      428,176,416
                                                                                  -----------
---------------------------------------------------------------------------------------------

Liabilities:

Payables:
    Securities purchased                                       4,831,043
    Withdrawals                                                  303,167
    Investment adviser (Note 2)                                  192,084            5,326,294
                                                             -----------
Accrued expenses and other liabilities                                                 19,577
                                                                                 ------------
Total liabilities                                                                   5,345,871
                                                                                 ------------
---------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                       $422,830,545
                                                                                 ============
---------------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                                $437,881,119
Unrealized depreciation on investments and foreign currency
    transactions--net                                                             (15,050,574)
                                                                                 ------------
Net assets                                                                       $422,830,545
                                                                                 ============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                 May 31, 1999   26 Mercury Global Balanced Fund

STATEMENT OF OPERATIONS

For the Period April 30, 1999+ to May 31, 1999
--------------------------------------------------------------------------------

MERCURY MASTER GLOBAL BALANCED PORTFOLIO
=============================================================================================
Investment Income (Notes 1d & 1e):

Interest and discount earned                                                   $    1,023,914
Dividends (net of $75,330 foreign withholding tax)                                    568,524
                                                                               --------------
Total income                                                                        1,592,438
                                                                               --------------
---------------------------------------------------------------------------------------------

Expenses:

Investment advisory fees (Note 2)                             $    198,774
Custodian fees                                                      18,916
Accounting services (Note 2)                                         6,878
Trustees' fees and expenses                                          3,013
Pricing fees                                                           946
Organization expenses                                                  796
Other                                                                1,351
                                                              ------------
Total expenses                                                                        230,674
                                                                               --------------
Investment income--net                                                              1,361,764
                                                                               --------------
---------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments
& Foreign Currency Transactions--Net
(Notes 1b, 1c, 1e & 3):

Realized loss from:
    Investments--net                                            (1,202,719)
    Foreign currency transactions--net                            (866,834)        (2,069,553)
                                                              ------------
Unrealized appreciation/depreciation on:
    Investments--net                                           (17,030,828)
    Foreign currency transactions--net                           1,980,254        (15,050,574)
                                                              -------------------------------
Net realized and unrealized loss on investments and foreign
    currency transactions                                                        (17,120,127)
                                                                               -------------
Net Decrease in Net Assets Resulting from Operations                           $ (15,758,363)
                                                                               =============
---------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                 May 31, 1999   27   Mercury Global Balanced Fund

STATEMENT OF CHANGES
IN NET ASSETS

For the Period April 30, 1999+ to May 31, 1999
--------------------------------------------------------------------------------

MERCURY MASTER GLOBAL BALANCED PORTFOLIO
=============================================================================================
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------
Operations:

Investment income--net                                                          $   1,361,764
Realized loss on investments and foreign currency transactions--net                (2,069,553)
Unrealized depreciation on investments and foreign currency transactions--net     (15,050,574)
                                                                                -------------
Net decrease in net assets resulting from operations                              (15,758,363)
                                                                                -------------
---------------------------------------------------------------------------------------------

Net Capital Contributions:

Increase in net assets derived from net capital contributions                     438,488,808
                                                                                -------------
---------------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                                      422,730,445
Beginning of period                                                                   100,100
                                                                                -------------
End of period                                                                   $ 422,830,545
                                                                                =============
---------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                 May 31, 1999   28   Mercury Global Balanced Fund

FINANCIAL HIGHLIGHTS

MERCURY MASTER GLOBAL BALANCED PORTFOLIO
===============================================================================
The following ratios have been derived from information provided in the financial statements.
                                                                 For the Period
                                                                 April 30, 1999+
                                                                 to May 31, 1999
-------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses                                                                   .70%*
                                                                   ============
Investment income--net                                                    4.11%*
                                                                   ============
-------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                           $    422,831
                                                                   ============
Portfolio turnover                                                       12.82%
                                                                   ============
-------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.



                 May 31, 1999   29   Mercury Global Balanced Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER GLOBAL BALANCED PORTFOLIO
================================================================================

1     Significant Accounting Policies:

      Mercury Master Global Balanced Portfolio (the "Portfolio") is part of Mercury Asset Management Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to seek to increase its return by hedging its holdings against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a


                 May 31, 1999   30   Mercury Global Balanced Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolios' records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.


                 May 31, 1999   31   Mercury Global Balanced Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

2 Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Mercury Asset Management International Ltd. ("Mercury International"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      Mercury International is responsible for the management of the Funds' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of 0.60% of the average daily value of the Portfolio's net assets. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury International has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury International actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.


                 May 31, 1999   32   Mercury Global Balanced Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Accounting services are provided to the Portfolio by FAM at cost.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Asset Management Funds, Inc., Mercury International, FAM, PSI, and/or ML & Co.

3     Investments:

      Purchases and sales of investments, excluding short-term securities, for the period April 30, 1999 to May 31, 1999 were $428,408,215 and $24,703,913, respectively.

      Net realized gains (losses) for the period April 30, 1999 to May 31, 1999 and net unrealized gains (losses) as of May 31, 1999 were as follows:

                                                   Realized         Unrealized
                                                Gains (Losses)    Gains (Losses)
      -------------------------------------------------------------------------
      Investments:
          Long-term                              $ (1,203,026)     $(17,030,828)
          Short-term                                      307                --
                                                 ------------------------------
      Total investments                            (1,202,719)      (17,030,828)
                                                 ------------------------------
      Currency transactions:
          Forward foreign exchange contracts               --         2,012,835
          Foreign currency transactions              (866,834)          (32,581)
                                                 ------------------------------
      Total currency transactions                    (866,834)        1,980,254
                                                 ------------------------------
      Total                                      $ (2,069,553)     $(15,050,574)
                                                 ==============================
--------------------------------------------------------------------------------

      As of May 31, 1999, net unrealized depreciation for Federal income tax purposes aggregated $17,030,828, of which $2,486,510 related to appreciated securities and $19,517,338 related to depreciated securities. At May 31, 1999, the aggregate cost of investments for Federal income tax purposes was $429,595,018.

4     Commitments:

      At May 31, 1999, the Portfolio had entered into foreign exchange contracts, in addition to the contracts listed in the Schedule of Investments, under which it had agreed to purchase various foreign currencies with approximate value of $388,000.


                 May 31, 1999   33   Mercury Global Balanced Fund

PORTFOLIO INFORMATION

WORLDWIDE INVESTMENTS AS OF MAY 31, 1999
================================================================================

Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
--------------------------------------------------------------------------------
Microsoft Corporation                                                    1.6%
--------------------------------------------------------------------------------
General Electric Company                                                 1.4
--------------------------------------------------------------------------------
Mobil Corporation                                                        1.0
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                    1.0
--------------------------------------------------------------------------------
United Technologies Corporation                                          1.0
--------------------------------------------------------------------------------
Walgreen Co.                                                             0.9
--------------------------------------------------------------------------------
Exxon Corporation                                                        0.9
--------------------------------------------------------------------------------
American International Group, Inc.                                       0.8
--------------------------------------------------------------------------------
Nokia Oyj                                                                0.8
--------------------------------------------------------------------------------
Sprint Corp. (FON Group)                                                 0.8
--------------------------------------------------------------------------------

Ten Largest                                                           Percent of
Fixed-Income Holdings                                                 Net Assets
--------------------------------------------------------------------------------
United Kingdom Gilt, 7.75% due
9/08/2006                                                                2.7%
--------------------------------------------------------------------------------
Bundesobligation, 5% due
8/20/2001                                                                2.7
--------------------------------------------------------------------------------
French Btan, 4.50% due 7/12/2002                                         2.7
--------------------------------------------------------------------------------
Bundesrepublic Deutschland,
6.75% due 7/15/2004                                                      2.7
--------------------------------------------------------------------------------
Bundesrepublic Deutschland,
6.875% due 5/12/2005                                                     2.6
--------------------------------------------------------------------------------
US Treasury Bonds, 11.75%
due 11/15/2014                                                           2.5
--------------------------------------------------------------------------------
US Treasury Bonds, 8% due
11/15/2021                                                               2.3
--------------------------------------------------------------------------------
US Treasury Notes, 5% due
4/30/2001                                                                2.0
--------------------------------------------------------------------------------
French OAT, 5.25% due 4/25/2008                                          1.8
--------------------------------------------------------------------------------
US Treasury Bonds, 10.75%
due 8/15/2005                                                            1.8
--------------------------------------------------------------------------------

Ten Largest Industries                                                Percent of
(Equity Investments)                                                  Net Assets
--------------------------------------------------------------------------------
Telecommunications                                                       7.3%
--------------------------------------------------------------------------------
Banking                                                                  5.6
--------------------------------------------------------------------------------
Health & Personal Care                                                   5.3
--------------------------------------------------------------------------------
Merchandising                                                            4.8
--------------------------------------------------------------------------------
Energy Sources                                                           3.9
--------------------------------------------------------------------------------
Electrical & Electronics                                                 3.5
--------------------------------------------------------------------------------
Insurance                                                                2.9
--------------------------------------------------------------------------------
Electronic Components/Instruments                                        2.5
--------------------------------------------------------------------------------
Business & Public Services                                               2.4
--------------------------------------------------------------------------------
Data Processing & Reproduction                                           2.3
--------------------------------------------------------------------------------


               May 31, 1999   34   Mercury Global Balanced Fund

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
  Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President
  and Treasurer
Robert E. Putney, III, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


               May 31, 1999   35   Mercury Global Balanced Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth and current income. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master Global Balanced Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Portfolio is managed in two segments, an equity segment and a bond segment. The Portfolio invests in a mix of stocks and high-quality bonds of issuers located in the United States and other developed countries. The Portfolio's neutral position consists of approximately 60% invested in stocks and 40% in bonds, although the Portfolio may vary each of these percentages up to 15% in either direction based on current economic and market conditions. The Fund's investment experience will correspond to the investment experience of the Portfolio.

Mercury Global Balanced Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper             MERCBAL--5/99